S000072813 [Member] Annual Fund Operating Expenses - iMGP DBi Managed Futures Strategy ETF - iMGP DBi Managed Futures Strategy ETF	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%

[1]	The Fund’s Rule 12b‑1 Plan is authorized but inactive, such that no related fees accrue to the Fund.